Related Party Transactions (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2017	Jun. 30, 2015	Nov. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2014
Disclosure of transactions between related parties [line items]
Minimum percentage of significant equity interest				10.00%
Number of shares to be issued on acheivement of annual net income milestone				10,000
Gain from disposition of subsidiary				$ 57	$ 3,590
Written put options
Disclosure of transactions between related parties [line items]
Percentage of equity shares acuired						40.00%
Put Holder
Disclosure of transactions between related parties [line items]
Number of common stock shares issued		10,000
Consideration received on sale of subsidiary	$ 14,413
Number of common stock shares issued	90,000
Gain from disposition of subsidiary	$ 57
Put Holder | Written put options
Disclosure of transactions between related parties [line items]
Percentage of interest acquired			100.00%